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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a
BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1.   Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.47%)

Consumer Discretionary (25.24%)
	Apparel, Accessories & Luxury Goods (4.11%)
250,000	Fossil, Inc. [1]	$19,757,399	$23,275,000
425,000	Ralph Lauren Corp.	7,872,679	63,716,000

		27,630,078	86,991,000
	Automotive Retail (1.33%)
750,000	CarMax, Inc. [1]	14,772,082	28,155,000
	Broadcasting (3.44%)
900,000	Discovery Communications, Inc., Cl A [1]	23,251,129	57,132,000
135,000	Liberty Media Corp., Cl A [1]	10,649,939	15,661,350

		33,901,068	72,793,350
	Casinos & Gaming (2.13%)
400,000	Wynn Resorts Ltd.	1,328,744	44,996,000
	Education Services (0.36%)
325,000	DeVry, Inc.	546,016	7,712,250
	Hotels, Resorts & Cruise
	Lines (3.10%)
800,000	Choice Hotels International, Inc.	3,917,852	26,896,000
1,000,000	Hyatt Hotels Corp., Cl A [1]	29,799,777	38,570,000

		33,717,629	65,466,000
	Internet Retail (3.94%)
1,102,295	HomeAway, Inc. [1]	29,580,281	24,250,490
95,000	priceline.com, Inc. [1]	15,427,152	59,014,000

		45,007,433	83,264,490
	Leisure Facilities (2.56%)
1,000,000	Vail Resorts, Inc.	19,491,424	54,090,000
	Specialty Stores (4.27%)
800,000	Dick’s Sporting Goods, Inc.	21,892,096	36,392,000
500,000	Tiffany & Co.	15,543,940	28,670,000
285,000	Tractor Supply Co.	18,855,913	25,182,600

		56,291,949	90,244,600

Total Consumer Discretionary		232,686,423	533,712,690

Consumer Staples (0.15%)
	Packaged Foods & Meats (0.15%)
199,054	The WhiteWave Foods Company, Cl A [1]	3,383,918	3,093,300

Shares		Cost	Value

Common Stocks (continued)

Energy (5.36%)
	Oil & Gas Drilling (1.26%)
475,000	Helmerich & Payne, Inc.	$13,967,484	$26,604,750
	Oil & Gas Equipment &
	Services (1.72%)
235,000	Core Laboratories N.V. [2]	16,127,180	25,687,850
150,000	Oil States International, Inc. [1]	10,032,536	10,731,000

		26,159,716	36,418,850
	Oil & Gas Exploration &
	Production (2.03%)
264,500	Concho Resources, Inc. [1]	11,663,100	21,308,120
500,000	Whiting Petroleum Corp. [1]	16,936,666	21,685,000

		28,599,766	42,993,120
	Oil & Gas Storage &
	Transportation (0.35%)
244,934	Western Gas Equity Partners LP [1]	5,525,167	7,335,773

Total Energy		74,252,133	113,352,493

Financials (11.61%)
	Asset Management & Custody
	Banks (1.56%)
375,000	Eaton Vance Corp.	6,710,440	11,943,750
325,000	T. Rowe Price Group, Inc.	7,848,785	21,167,250

		14,559,225	33,111,000
	Investment Banking &
	Brokerage (2.55%)
3,750,000	The Charles Schwab Corp.	5,193,364	53,850,000
	Office REITs (1.55%)
99,000	Alexander’s, Inc. [4]	4,882,947	32,749,200
	Property & Casualty
	Insurance (3.23%)
1,550,000	Arch Capital Group Ltd. [1,2]	16,938,263	68,231,000
	Real Estate Services (2.02%)
2,150,000	CBRE Group, Inc., Cl A [1]	29,247,253	42,785,000
	Regional Banks (0.70%)
450,000	First Republic Bank	11,878,902	14,751,000

Total Financials		82,699,954	245,477,200

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (13.98%)
	Health Care Distributors (1.33%)
350,000	Henry Schein, Inc. [1]	$9,382,832	$28,161,000
	Health Care Equipment (5.36%)
825,000	IDEXX Laboratories, Inc. [1]	32,364,965	76,560,000
75,000	Intuitive Surgical, Inc. [1]	10,179,705	36,777,750

		42,544,670	113,337,750
	Health Care Technology (0.65%)
175,000	Cerner Corp. [1]	8,052,678	13,587,000
	Life Sciences Tools & Services (5.04%)
700,000	Illumina, Inc. [1]	30,936,268	38,913,000
350,000	Mettler-Toledo International, Inc. [1]	23,777,639	67,655,000

		54,713,907	106,568,000
	Pharmaceuticals (1.60%)
325,000	Perrigo Co.	24,646,215	33,809,750

Total Health Care		139,340,302	295,463,500

Industrials (18.27%)
	Air Freight & Logistics (1.35%)
450,000	C.H. Robinson Worldwide, Inc.	8,215,199	28,449,000
	Electrical Components & Equipment (1.66%)
315,000	Roper Industries, Inc.	27,132,157	35,116,200
	Environmental & Facilities Services (1.87%)
425,000	Stericycle, Inc. [1]	12,054,212	39,639,750
	Industrial Machinery (1.72%)
900,000	Colfax Corp. [1]	28,585,762	36,315,000
	Research & Consulting Services (7.20%)
225,000	IHS, Inc., Cl A [1]	21,276,085	21,600,000
1,600,000	Nielsen Holdings N.V. [1,2]	40,612,243	48,944,000
1,600,000	Verisk Analytics, Inc., Cl A [1]	42,492,692	81,600,000

		104,381,020	152,144,000
Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Trading Companies & Distributors (4.47%)
1,550,000	Fastenal Co.	$28,686,798	$72,369,500
800,000	MRC Global, Inc. [1]	18,011,886	22,224,000

		46,698,684	94,593,500

Total Industrials		227,067,034	386,257,450

Information Technology (17.15%)
	Application Software (4.89%)
800,000	ANSYS, Inc. [1]	26,291,690	53,872,000
525,000	FactSet Research Systems, Inc.	28,837,256	46,231,500
61,732	Workday, Inc., Cl A [1]	1,728,496	3,364,394

		56,857,442	103,467,894
	Data Processing & Outsourced Services (1.84%)
725,000	FleetCor Technologies, Inc. [1]	26,676,932	38,896,250
	Internet Software & Services (1.96%)
215,000	LinkedIn Corp., Cl A [1]	13,256,059	24,686,300
225,000	Rackspace Hosting, Inc. [1]	10,003,387	16,710,750

		23,259,446	41,397,050
	IT Consulting & Other Services (7.31%)
325,000	Equinix, Inc. [1,4]	24,691,157	67,015,000
1,900,000	Gartner, Inc. [1]	42,331,258	87,438,000

		67,022,415	154,453,000
	Systems Software (1.15%)
575,000	MICROS Systems, Inc. [1]	28,040,101	24,403,000

Total Information Technology		201,856,336	362,617,194

Materials (1.51%)
	Industrial Gases (1.51%)
350,000	Airgas, Inc.	23,451,908	31,951,500

Telecommunication Services (4.20%)
	Wireless Telecommunication Services (4.20%)
1,250,000	SBA Communications Corp., Cl A [1]	39,840,562	88,775,000

TOTAL COMMON STOCKS		1,024,578,570	2,060,700,327

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Private Equity Investments (1.37%)

Consumer Discretionary (0.33%)
	Hotels, Resorts & Cruise Lines (0.33%)
5,200,000	Kerzner International Holdings Ltd., Cl A [1,2,3,4,6]	$52,000,000	$7,020,000

Financials (1.04%)
	Asset Management & Custody Banks (1.04%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	34,581,904	22,015,415

TOTAL PRIVATE EQUITY INVESTMENTS		86,581,904	29,035,415

Principal Amount

Short Term Investments (1.84%)

$38,914,661	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2012, 0.01% due 1/2/2013; Proceeds at maturity - $38,914,683; (Fully collateralized by $4,105,000 U.S. Treasury Note, 3.125% due 1/31/2017; Market value - $4,584,230, $30,760,000 U.S. Treasury Note, 1.00% due 9/30/2016; Market value - $31,413,650 and $3,645,000 U.S. Treasury Note, 0.875% due 4/30/2017; Market value - $3,695,119) [5]	38,914,661	38,914,661

TOTAL INVESTMENTS (100.68%)		$1,150,075,135	2,128,650,403

LIABILITIES LESS CASH AND OTHER ASSETS (-0.68%)			(14,409,718)

NET ASSETS			$2,114,240,685

RETAIL SHARES (Equivalent to $48.88 per share based on 35,856,212 shares outstanding)			$1,752,781,367

INSTITUTIONAL SHARES (Equivalent to $49.44 per share based on 7,310,512 shares outstanding)			$361,459,318

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2012, the market value of restricted and fair valued securities amounted to $29,035,415 or 1.37% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.52%)

Consumer Discretionary (23.06%)
	Apparel Retail (0.53%)
1,464,900	Cia, Hering SA (Brazil) [2]	$21,638,953	$30,042,076
	Apparel, Accessories & Luxury Goods (2.23%)
2,625,000	Under Armour, Inc., Cl A [1]	42,367,869	127,391,250
	Automotive Retail (0.40%)
750,000	Penske Automotive Group, Inc.	13,032,059	22,567,500
	Casinos & Gaming (3.21%)
2,000,000	Ameristar Casinos, Inc. [4]	37,023,539	52,480,000
2,669,200	Penn National Gaming, Inc. [1]	75,092,649	131,084,412

		112,116,188	183,564,412
	Distributors (3.09%)
8,375,000	LKQ Corp. [1]	54,827,006	176,712,500
	Education Services (1.61%)
3,250,000	DeVry, Inc. [4]	53,092,260	77,122,500
265,000	Strayer Education, Inc.	17,685,084	14,885,050

		70,777,344	92,007,550
	Home Improvement Retail (1.09%)
1,180,000	Lumber Liquidators Holdings, Inc. [1]	27,982,185	62,339,400
	Hotels, Resorts & Cruise Lines (2.20%)
3,007,500	Choice Hotels International, Inc. [4]	74,341,448	101,112,150
1,258,504	Interval Leisure Group, Inc.	22,148,090	24,402,393

		96,489,538	125,514,543
	Leisure Facilities (2.19%)
2,005,750	Vail Resorts, Inc. [4]	56,368,636	108,491,017
1,358,700	Whistler Blackcomb Holdings, Inc. (Canada) [2]	15,542,103	16,801,056

		71,910,739	125,292,073
	Movies & Entertainment (0.67%)
2,723,988	Manchester United plc, Cl A [1,2,4]	36,731,899	38,272,031
	Publishing (1.33%)
1,210,000	Morningstar, Inc.	26,218,828	76,024,300
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)
	Restaurants (1.25%)
450,000	Panera Bread Co., Cl A [1]	$15,602,751	$71,473,500
	Specialty Stores (3.26%)
4,100,000	Dick’s Sporting Goods, Inc.	69,383,822	186,509,000

Total Consumer Discretionary		659,079,181	1,317,710,135

Consumer Staples (4.61%)
	Brewers (0.09%)
38,781	The Boston Beer Co., Inc., Cl A [1]	4,271,272	5,214,105
	Food Distributors (1.91%)
2,032,844	United Natural Foods, Inc. [1]	86,173,290	108,940,110
	Household Products (1.40%)
1,500,000	Church & Dwight Co., Inc.	27,340,827	80,355,000
	Packaged Foods & Meats (1.21%)
1,325,000	TreeHouse Foods, Inc. [1]	52,766,413	69,072,250

Total Consumer Staples		170,551,802	263,581,465

Energy (6.12%)
	Coal & Consumable Fuels (0.09%)
1,150,000	Ceres, Inc. [1]	14,950,000	5,221,000
	Oil & Gas Drilling (0.88%)
900,000	Helmerich & Payne, Inc.	20,239,977	50,409,000
	Oil & Gas Equipment & Services (3.30%)
475,000	CARBO Ceramics, Inc.	30,843,816	37,211,500
750,000	Core Laboratories N.V. [2]	17,648,703	81,982,500
825,000	SEACOR Holdings, Inc.	53,205,863	69,135,000

		101,698,382	188,329,000
	Oil & Gas Exploration & Production (0.64%)
500,000	Denbury Resources, Inc. [1]	2,806,886	8,100,000
247,191	Oasis Petroleum, Inc. [1]	3,460,674	7,860,674
400,000	SM Energy Co.	13,315,693	20,884,000

		19,583,253	36,844,674
	Oil & Gas Storage & Transportation (1.21%)
138,312	MPLX LP [1]	3,042,864	4,313,951
1,228,082	Targa Resources Corp.	37,352,560	64,891,853

		40,395,424	69,205,804

Total Energy		196,867,036	350,009,478

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Financials (15.52%)
	Asset Management & Custody Banks (4.27%)
1,994,899	The Carlyle Group	$43,767,989	$51,927,221
2,016,034	Cohen & Steers, Inc.	55,133,349	61,428,556
1,450,000	Eaton Vance Corp.	25,648,439	46,182,500
1,199,681	Financial Engines, Inc. [1]	18,866,956	33,291,148
610,000	Manning & Napier, Inc.	7,338,907	7,686,000
953,514	Oaktree Capital Group, LLC	39,851,906	43,375,352

		190,607,546	243,890,777
	Diversified REITs (0.35%)
712,000	American Assets Trust, Inc.	14,309,605	19,886,160
	Investment Banking & Brokerage (0.23%)
700,000	Jefferies Group, Inc.	6,723,959	12,999,000
	Life & Health Insurance (1.21%)
2,300,000	Primerica, Inc.	50,679,918	69,023,000
	Office REITs (2.17%)
135,000	Alexander’s, Inc. [5]	28,435,048	44,658,000
3,400,000	Douglas Emmett, Inc.	47,518,561	79,220,000

		75,953,609	123,878,000
	Property & Casualty Insurance (3.18%)
4,125,000	Arch Capital Group Ltd. [1,2]	40,614,565	181,582,500
	Real Estate Services (0.26%)
542,568	Zillow, Inc., Cl A [1]	15,124,516	15,056,262
	Residential REITs (0.50%)
625,000	American Campus Communities, Inc.	17,129,104	28,831,250
	Specialized Finance (1.69%)
3,125,000	MSCI, Inc. [1]	66,394,463	96,843,750
	Specialized REITs (1.66%)
775,000	Alexandria Real Estate Equities, Inc. [5]	29,669,521	53,723,000
1,625,000	LaSalle Hotel Properties	38,188,117	41,258,750

		67,857,638	94,981,750

Total Financials		545,394,923	886,972,449

Shares		Cost	Value

Common Stocks (continued)

Health Care (8.95%)
	Health Care Equipment (2.09%)
400,000	Edwards Lifesciences, Corp. [1]	$5,349,910	$36,068,000
900,000	IDEXX Laboratories, Inc. [1]	28,558,026	83,520,000

		33,907,936	119,588,000
	Health Care Facilities (2.36%)
300,000	Brookdale Senior Living, Inc. [1]	5,976,500	7,596,000
4,000,000	Community Health Systems, Inc.	77,630,412	122,960,000
200,000	VCA Antech, Inc. [1]	3,991,558	4,210,000

		87,598,470	134,766,000
	Health Care Services (0.11%)
150,000	IPC The Hospitalist Co., Inc. [1]	3,121,417	5,956,500
	Health Care Supplies (0.14%)
175,000	Neogen Corp. [1]	3,887,774	7,931,000
	Life Sciences Tools & Services (2.91%)
550,000	Mettler-Toledo International, Inc. [1]	27,486,940	106,315,000
880,943	TECHNE Corp.	46,631,249	60,203,645

		74,118,189	166,518,645
	Pharmaceuticals (1.34%)
3,037,400	CFR Pharmaceuticals SA 144A, ADR [2,6]	70,243,684	76,755,098

Total Health Care		272,877,470	511,515,243

Industrials (14.37%)
	Diversified Support Services (2.06%)
4,000,000	Copart, Inc. [1]	49,463,498	118,000,000
	Electrical Components & Equipment (2.02%)
3,365,000	Generac Holdings, Inc. [1]	29,461,428	115,453,150

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Environmental & Facilities Services (0.41%)
875,000	Tetra Tech, Inc. [1]	$17,951,427	$23,143,750
	Industrial Machinery (4.50%)
2,315,480	Colfax Corp. [1]	53,608,386	93,429,618
850,000	The Middleby Corp. [1]	74,456,718	108,978,500
400,000	Valmont Industries, Inc.	32,589,034	54,620,000

		160,654,138	257,028,118
	Railroads (2.66%)
2,000,000	Genesee & Wyoming, Inc., Cl A [1]	32,221,169	152,160,000
	Research & Consulting Services (0.89%)
375,000	IHS, Inc., Cl A [1]	15,320,116	36,000,000
600,000	Mistras Group, Inc. [1]	7,563,468	14,814,000

		22,883,584	50,814,000
	Trading Companies & Distributors (1.39%)
2,000,000	Air Lease Corp. [1]	47,523,423	43,000,000
485,000	MSC Industrial Direct Co., Inc. Cl A	17,282,737	36,559,300

		64,806,160	79,559,300
	Trucking (0.44%)
475,000	Landstar System, Inc.	11,073,375	24,918,500

Total Industrials		388,514,779	821,076,818

Information Technology (20.44%)
	Application Software (9.36%)
2,000,000	Advent Software, Inc. [1]	41,747,215	42,760,000
2,125,000	ANSYS, Inc. [1]	51,478,172	143,097,500
825,000	Concur Technologies, Inc. [1]	18,214,873	55,704,000
1,600,000	FactSet Research Systems, Inc.	80,624,740	140,896,000
581,667	Guidewire Software, Inc. [1]	15,465,868	17,287,143
1,600,000	Pegasystems, Inc.	49,240,202	36,288,000
1,265,000	RealPage, Inc. [1]	30,392,784	27,286,050
3,087,713	SS&C Technologies Holdings, Inc. [1]	52,369,848	71,387,925

		339,533,702	534,706,618
	Electronic Equipment & Instruments (0.63%)
650,000	FEI Company	24,367,636	36,049,000
Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	Internet Software & Services (1.74%)
999,653	CoStar Group, Inc. [1]	$44,116,617	$89,338,989
778,366	LivePerson, Inc. [1]	11,235,047	10,227,729

		55,351,664	99,566,718
	IT Consulting & Other Services (5.44%)
6,000,000	Booz Allen Hamilton Holding Corp.	83,408,603	83,520,000
2,850,000	Gartner, Inc. [1]	45,787,107	131,157,000
1,525,000	MAXIMUS, Inc.	58,567,377	96,410,500

		187,763,087	311,087,500
	Semiconductor Equipment (1.90%)
1,200,000	Cymer, Inc. [1]	62,753,682	108,516,000
	Systems Software (1.37%)
3,975,000	TOTVS SA (Brazil) [2]	54,339,175	78,412,820

Total Information Technology		724,108,946	1,168,338,656

Materials (0.56%)
	Construction Materials (0.26%)
898,903	CaesarStone Sdot-Yam Ltd. [1,2]	10,091,500	14,517,284
	Fertilizers & Agricultural Chemicals (0.30%)
1,476,518	Agrinos AS (Mexico) [1,2]	11,031,310	10,361,064
326,191	Intrepid Potash, Inc.	9,994,509	6,944,606

		21,025,819	17,305,670

Total Materials		31,117,319	31,822,954

Telecommunication Services (0.87%)
	Wireless Telecommunication Services (0.87%)
700,000	SBA Communications Corp., Cl A [1]	2,584,866	49,714,000

Utilities (3.02%)
	Electric Utilities (3.02%)
2,245,000	ITC Holdings Corp.	69,683,650	172,662,950

TOTAL COMMON STOCKS		3,060,779,972	5,573,404,148

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Private Equity Investments (0.39%)

Consumer Discretionary (0.17%)
	Hotels, Resorts & Cruise Lines (0.17%)
7,400,000	Kerzner International Holdings Ltd., Cl A [1,2,3,5,7]	$74,000,000	$9,990,000

Financials (0.13%)
	Asset Management & Custody Banks (0.13%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	8,630,998	7,410,541

Health Care (0.09%)
	Health Care Technology (0.09%)
828,286	Castlight Health, Inc. [1,3,5,7]	4,999,998	4,999,998

Utilities (0.00%)
	Independent Power Producers & Energy Traders (0.00%)
4,811,674	Better Place, Inc., Series C Preferred [1,2,3,5,7]	21,845,000	192,467

TOTAL PRIVATE EQUITY INVESTMENTS		109,475,996	22,593,006

Principal Amount

Short Term Investments (2.20%)

$125,816,917	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2012, 0.01% due 1/2/2013; Proceeds at maturity - $125,816,987; (Fully collateralized by $16,485,000 U.S. Treasury Note, 3.00% due 8/31/2016; Market value - $18,154,106, $26,645,000 U.S. Treasury Note, 1.75% due 5/31/2016; Market value - $27,872,775 and $79,425,000 U.S. Treasury Note, 1.50% due 6/30/2016; Market value - $82,310,351) [6]	125,816,917	125,816,917

	Cost	Value

TOTAL INVESTMENTS (100.11%)	$3,296,072,885	$5,721,814,071

LIABILITIES LESS CASH AND OTHER ASSETS (-0.11%)		(6,561,513)

NET ASSETS		$5,715,252,558

RETAIL SHARES (Equivalent to $53.66 per share based on 70,924,705 shares outstanding)		$3,805,821,481

INSTITUTIONAL SHARES (Equivalent to $54.06 per share based on 35,318,916 shares outstanding)		$1,909,431,077

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2012, the market value of restricted and fair valued securities amounted to $22,593,006 or 0.39% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding "Affiliated" companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At December 31, 2012, the market value of Rule 144A securities amounted to $76,755,098 or 1.34% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.77%)

Consumer Discretionary (22.58%)
	Advertising (0.67%)
2,000,000	National CineMedia, Inc.	$33,889,975	$28,260,000
	Apparel, Accessories & Luxury
	Goods (4.26%)
650,000	Fossil, Inc. [1]	15,294,653	60,515,000
2,700,000	Iconix Brand Group, Inc. [1]	40,806,341	60,264,000
6,500,000	Quiksilver, Inc. [1]	21,245,177	27,625,000
1,500,000	Tumi Holdings, Inc. [1]	29,373,217	31,275,000

		106,719,388	179,679,000
	Broadcasting (2.75%)
1,000,000	Liberty Media Corp., Cl A [1]	13,753,325	116,010,000

	Casinos & Gaming (4.50%)
3,064,000	Penn National Gaming, Inc. [1]	79,972,017	150,473,040
350,000	Wynn Resorts Ltd.	3,263,528	39,371,500

		83,235,545	189,844,540
	Education Services (0.40%)
300,000	Strayer Education, Inc.	25,970,513	16,851,000
	Footwear (0.58%)
1,700,000	Crocs, Inc. [1]	30,966,021	24,463,000

	Home Improvement Retail (1.25%)
1,000,000	Lumber Liquidators Holdings, Inc. [1]	20,636,572	52,830,000

	Homefurnishing Retail (0.87%)
1,500,000	Mattress Firm Holding Corp. [1]	38,344,770	36,795,000

	Hotels, Resorts & Cruise Lines (0.59%)
17,028,000	Mandarin Oriental
	International Ltd. (Singapore) [2]	34,275,510	24,690,600
	Internet Retail (1.53%)
2,000,000	HomeAway, Inc. [1]	48,464,917	44,000,000
3,035,227	Vitacost.com, Inc. [1,4]	28,626,533	20,578,839

		77,091,450	64,578,839
	Movies & Entertainment (1.47%)
1,400,000	The Madison Square
	Garden Co., Cl A [1]	36,193,355	62,090,000
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)
	Restaurants (3.71%)
1,750,000	BJ’s Restaurants, Inc. [1,4]	$65,546,796	$57,575,000
1,600,000	Bravo Brio Restaurant Group, Inc. [1,4]	24,392,669	21,488,000
1,650,000	The Cheesecake Factory, Inc.	39,429,178	53,988,000
2,500,000	Krispy Kreme Doughnuts, Inc. [1]	17,646,134	23,450,000

		147,014,777	156,501,000

Total Consumer Discretionary		648,091,201	952,592,979

Consumer Staples (2.53%)
	Food Distributors (2.12%)
1,750,000	The Chefs’ Warehouse, Inc. [1,4]	26,761,792	27,667,500
1,153,000	United Natural Foods, Inc. [1]	47,746,049	61,789,270

		74,507,841	89,456,770
	Food Retail (0.41%)
500,000	Susser Holdings Corp. [1]	17,702,700	17,245,000

Total Consumer Staples		92,210,541	106,701,770

Energy (8.10%)
	Oil & Gas Equipment &
	Services (3.29%)
500,000	C&J Energy Services, Inc. [1]	12,906,658	10,720,000
500,000	CARBO Ceramics, Inc.	34,457,138	39,170,000
450,000	Core Laboratories N.V. [2]	17,021,125	49,189,500
1,600,000	Forum Energy Technologies, Inc. [1]	33,184,101	39,600,000

		97,569,022	138,679,500

	Oil & Gas Exploration &
	Production (1.30%)
5,627,689	Halcon Resources Corp. [1]	45,393,681	38,943,608
500,000	Oasis Petroleum, Inc. [1]	7,000,000	15,900,000

		52,393,681	54,843,608

	Oil & Gas Storage &
	Transportation (3.51%)
260,000	Golar LNG Ltd. [2]	8,067,189	9,562,800
1,500,000	Golar LNG Partners L.P. [2]	36,895,962	44,775,000
814,070	MPLX LP [1]	20,095,362	25,390,843
1,150,000	Susser Petroleum Partners LP [4]	26,138,991	28,934,000
750,000	Targa Resources Corp.	17,965,719	39,630,000

		109,163,223	148,292,643

Total Energy		259,125,926	341,815,751

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Financials (5.05%)
	Asset Management & Custody
	Banks (1.09%)
1,650,000	Financial Engines, Inc. [1]	$25,939,078	$45,787,500
	Office REITs (1.36%)
750,000	SL Green Realty Corp.	17,178,705	57,487,500
	Real Estate Services (0.71%)
1,500,000	CBRE Group, Inc., Cl A [1]	7,261,912	29,850,000
	Specialized REITs (1.89%)
2,000,000	Chesapeake Lodging Trust [4]	35,285,655	41,760,000
1,500,000	LaSalle Hotel Properties	34,882,419	38,085,000

		70,168,074	79,845,000

Total Financials		120,547,769	212,970,000

Health Care (10.16%)
	Health Care Equipment (5.07%)
1,250,000	DexCom, Inc. [1]	17,100,776	17,012,500
670,922	IDEXX Laboratories, Inc. [1]	21,699,129	62,261,562
1,250,000	Insulet Corp. [1]	22,662,247	26,525,000
150,000	Intuitive Surgical, Inc. [1]	2,175,000	73,555,500
1,650,000	Masimo Corp.	35,506,954	34,666,500

		99,144,106	214,021,062
	Health Care Facilities (2.67%)
2,985,000	Brookdale Senior Living, Inc. [1]	53,151,499	75,580,200
1,500,000	Emeritus Corp. [1]	42,381,389	37,080,000

		95,532,888	112,660,200
	Health Care Supplies (0.41%)
1,200,000	Endologix, Inc. [1]	15,625,234	17,088,000

	Life Sciences Tools & Services (2.01%)
300,000	Covance, Inc. [1]	10,515,514	17,331,000
350,000	Mettler-Toledo
	International, Inc. [1]	20,860,002	67,655,000

		31,375,516	84,986,000

Total Health Care		241,677,744	428,755,262

Shares		Cost	Value

Common Stocks (continued)

Industrials (20.09%)
	Aerospace & Defense (4.13%)
3,000,000	The KEYW Holding Corp. [1,4]	$34,301,184	$38,070,000
1,000,000	TransDigm Group, Inc.	23,025,486	136,360,000

		57,326,670	174,430,000
	Air Freight & Logistics (0.50%)
1,200,000	XPO Logistics, Inc. [1,4]	19,164,182	20,856,000
	Diversified Support Services (0.25%)
500,000	Ritchie Bros Auctioneers, Inc. [2]	8,840,456	10,445,000
	Electrical Components & Equipment (3.63%)
1,000,000	Acuity Brands, Inc.	54,396,209	67,730,000
1,350,000	Polypore International, Inc. [1]	50,296,058	62,775,000
1,003,000	Thermon Group Holdings, Inc. [1]	22,776,818	22,597,590

		127,469,085	153,102,590
	Environmental & Facilities Services (3.50%)
1,150,000	Clean Harbors, Inc. [1]	29,600,019	63,261,500
2,500,000	Waste Connections, Inc.	44,418,371	84,475,000

		74,018,390	147,736,500
	Human Resource & Employment Services (0.48%)
1,000,000	On Assignment, Inc. [1]	17,397,767	20,280,000
	Industrial Machinery (3.41%)
750,000	Graco, Inc.	17,137,401	38,617,500
750,000	Nordson Corp.	22,985,459	47,340,000
500,000	Proto Labs, Inc. [1]	15,675,280	19,710,000
1,800,000	Rexnord Corp. [1]	33,586,204	38,340,000

		89,384,344	144,007,500
	Office Services & Supplies (0.55%)
1,451,700	Interface, Inc.	19,589,709	23,343,336
	Railroads (1.46%)
809,050	Genesee & Wyoming, Inc., Cl A [1]	22,253,549	61,552,524
	Research & Consulting Services (1.54%)
1,335,772	Acacia Research Corp. [1]	47,646,622	34,262,552
1,250,000	Mistras Group, Inc. [1]	14,680,295	30,862,500

		62,326,917	65,125,052

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Trading Companies & Distributors (0.64%)
1,250,000	Air Lease Corp. [1]	$29,924,630	$26,875,000

Total Industrials		527,695,699	847,753,502

Information Technology (21.04%)
	Application Software (6.42%)
1,300,000	ACI Worldwide, Inc. [1]	48,157,496	56,797,000
1,750,000	Advent Software, Inc. [1]	31,149,679	37,415,000
1,263,333	Guidewire Software, Inc. [1]	32,362,708	37,546,257
2,950,000	RealPage, Inc. [1]	60,314,876	63,631,500
800,000	The Ultimate Software Group, Inc. [1]	23,636,915	75,528,000

		195,621,674	270,917,757
	Data Processing & Outsourced Services (2.43%)
1,000,000	FleetCor Technologies, Inc. [1]	25,103,189	53,650,000
650,000	WEX, Inc. (formerly, Wright Express Corp.) [1]	30,423,456	48,990,500

		55,526,645	102,640,500
	Electronic Components (0.88%)
750,000	Rogers Corp. [1]	32,060,548	37,245,000
	Electronic Equipment & Instruments (4.99%)
1,700,000	Cognex Corp.	57,746,835	62,594,000
708,767	Coherent, Inc.	34,030,133	35,877,785
1,150,000	FEI Company	47,367,864	63,779,000
1,000,000	FLIR Systems, Inc.	5,859,777	22,310,000
1,000,000	National Instruments Corp.	18,830,478	25,810,000

		163,835,087	210,370,785
	Electronic Manufacturing Services (0.38%)
1,750,000	Mercury Systems, Inc. (formerly, Mercury Computer Systems, Inc.) [1,4]	32,185,131	16,100,000
	Internet Software & Services (0.18%)
1,000,000	Velti plc [1,2]	15,410,155	4,500,000
2,545,455	Viggle, Inc. [1,3,4,6]	13,000,000	3,130,910

		28,410,155	7,630,910
Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	IT Consulting & Other Services (5.76%)
675,000	Equinix, Inc. [1,5]	$41,444,027	$139,185,000
2,250,000	Gartner, Inc. [1]	41,942,703	103,545,000

		83,386,730	242,730,000

Total Information Technology		591,025,970	887,634,952

Materials (2.36%)
	Diversified Metals & Mining (1.30%)
4,000,000	Globe Specialty Metals, Inc. [4]	46,608,066	55,000,000
	Metal & Glass Containers (1.06%)
2,780,000	Berry Plastics Group, Inc. [1]	44,332,147	44,702,400

Total Materials		90,940,213	99,702,400

Telecommunication Services (5.45%)
	Wireless Telecommunication Services (5.45%)
14,832,329	Sarana Menara Nusantara Tbk PT (Indonesia) [1,2]	30,976,387	34,935,810
2,750,000	SBA Communications Corp., Cl A [1]	26,849,041	195,305,000

Total Telecommunication Services		57,825,428	230,240,810

Utilities (0.41%)
	Electric Utilities (0.41%)
225,000	ITC Holdings Corp.	9,427,959	17,304,750

TOTAL COMMON STOCKS		2,638,568,450	4,125,472,176

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Private Equity Investments (0.35%)

Consumer Discretionary (0.35%)
	Hotels, Resorts & Cruise Lines (0.11%)
3,500,000	Kerzner International Holdings Ltd. Cl A [1,2,3,5,7]	$35,000,000	$4,725,000
	Movies & Entertainment (0.24%)
2,500,000	SFX Holding Corporation [1,3,5,7]	10,000,000	10,000,000

TOTAL PRIVATE EQUITY INVESTMENTS		45,000,000	14,725,000

Warrants (0.01%)

Consumer Discretionary (0.01%)
	Internet Retail (0.01%)
242,589	Vitacost.com, Inc. Warrants, Exp 2/16/2015 [1,3,4,6]	30,234	293,533

Information Technology (0.00%)
	Internet Software & Services (0.00%)
545,455	Viggle, Inc. Warrants, Callable, Exp 4/27/2015 [1,3,4,6]	0	0
2,000,000	Viggle, Inc. Warrants, Non-callable, Exp 8/22/2014 [1,3,4,6]	0	40,000

Total Information Technology		0	40,000

TOTAL WARRANTS		30,234	333,533

Principal Amount

Short Term Investments (1.39%)

$58,449,600	Repurchase Agreement
	with Fixed Income
	Clearing Corp., dated
	12/31/2012, 0.01% due
	1/2/2013; Proceeds at
	maturity - $58,449,633;
	(Fully collateralized by
	$33,515,000 U.S.
	Treasury Note, 3.00%
	due 8/31/2016; Market
	value $36,908,394 and
	$22,240,000 U.S.
	Treasury Note, 1.00%
	due 9/30/2016; Market
	value - $22,712,600) [6]	58,449,600	58,449,600

	Cost	Value

TOTAL INVESTMENTS (99.52%)	$2,742,048,284	$4,198,980,309

CASH AND OTHER ASSETS LESS
LIABILITIES (0.48%)		20,216,457

NET ASSETS		$4,219,196,766

RETAIL SHARES (Equivalent to $26.22 per share based on 116,074,690 shares outstanding)		$3,043,535,793

INSTITUTIONAL SHARES (Equivalent to $26.47 per share based on 44,418,466 shares outstanding)		$1,175,660,973

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2012, the market value of restricted and fair valued securities amounted to $18,189,443 or 0.43% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.95%)

Consumer Discretionary (23.11%)
	Apparel, Accessories & Luxury Goods (5.36%)
68,500	Fossil, Inc. [1]	$5,210,757	$6,377,350
80,500	lululemon athletica, inc. [1]	4,057,057	6,136,515
182,350	Tumi Holdings, Inc. [1]	3,748,841	3,801,997
82,500	Under Armour, Inc., Cl A [1]	4,241,417	4,003,725

		17,258,072	20,319,587
	Automobile Manufacturers (1.19%)
133,500	Tesla Motors, Inc. [1]	4,108,092	4,521,645
	Automotive Retail (1.94%)
195,370	CarMax, Inc. [1]	5,268,030	7,334,190
	Broadcasting (5.84%)
174,300	Discovery Communications, Inc.,
	Series C [1]	6,677,020	10,196,550
102,900	Liberty Media Corp., Cl A [1]	6,643,387	11,937,429

		13,320,407	22,133,979
	Hotels, Resorts & Cruise Lines (1.40%)
92,500	Starwood Hotels &
	Resorts Worldwide, Inc.	5,385,012	5,305,800
	Internet Retail (7.37%)
135,500	Blue Nile, Inc. [1]	4,707,526	5,216,750
338,222	HomeAway, Inc. [1]	8,104,812	7,440,884
9,900	priceline.com, Inc. [1]	1,643,852	6,149,880
304,500	Shutterfly, Inc. [1]	8,586,533	9,095,415

		23,042,723	27,902,929
	Movies & Entertainment (0.01%)
3,658	Manchester United plc, Cl A [1,2]	51,025	51,395

Total Consumer Discretionary		68,433,361	87,569,525

Energy (9.69%)
	Oil & Gas Equipment & Services (4.58%)
111,668	CARBO Ceramics, Inc.	8,745,771	8,748,071
120,570	Oil States International, Inc. [1]	8,605,378	8,625,578

		17,351,149	17,373,649
Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Exploration &
	Production (1.64%)
194,881	Oasis Petroleum, Inc. [1]	$3,674,466	$6,197,216
	Oil & Gas Storage & Transportation (3.47%)
246,260	Golar LNG Ltd. [2]	9,141,545	9,057,443
136,806	Western Gas Equity Partners LP [1]	3,466,283	4,097,339

		12,607,828	13,154,782

Total Energy		33,633,443	36,725,647

Financials (1.87%)
	Real Estate Services (1.87%)
355,000	CBRE Group, Inc., Cl A [1]	6,728,638	7,064,500

Health Care (8.75%)
	Biotechnology (1.10%)
123,500	Cepheid [1]	4,175,658	4,175,535
	Health Care Equipment (4.72%)
38,000	Edwards Lifesciences Corp. [1]	3,291,428	3,426,460
12,600	Intuitive Surgical, Inc. [1]	3,889,511	6,178,662
393,344	Masimo Corp.	9,589,420	8,264,158

		16,770,359	17,869,280
	Life Sciences Tools & Services (2.93%)
199,500	Illumina, Inc. [1]	8,589,515	11,090,205

Total Health Care		29,535,532	33,135,020

Industrials (10.14%)
	Electrical Components & Equipment (3.03%)
247,368	Polypore International, Inc. [1]	9,141,219	11,502,612
	Environmental & Facilities Services (1.09%)
156,500	Tetra Tech, Inc. [1]	3,377,195	4,139,425
	Industrial Machinery (0.86%)
80,500	Colfax Corp. [1]	3,166,875	3,248,175
	Research & Consulting Services (5.16%)
80,000	IHS, Inc., Cl A [1]	7,686,933	7,680,000
232,500	Verisk Analytics, Inc., Cl A [1]	11,075,184	11,857,500

		18,762,117	19,537,500

Total Industrials		34,447,406	38,427,712

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (36.75%)
	Application Software (13.74%)
177,150	ANSYS, Inc. [1]	$7,240,874	$11,929,281
81,500	Citrix Systems, Inc. [1]	5,764,207	5,358,625
43,300	FactSet Research Systems, Inc.	2,864,164	3,812,998
327,500	Guidewire Software, Inc. [1]	8,759,448	9,733,300
547,000	RealPage, Inc. [1]	10,731,249	11,798,790
41,500	salesforce.com, inc. [1]	4,976,887	6,976,150
44,862	Workday, Inc., Cl A [1]	1,939,447	2,444,979

		42,276,276	52,054,123
	Internet Software & Services (8.87%)
427,531	Bazaarvoice, Inc. [1]	5,848,438	3,997,415
81,000	CoStar Group, Inc. [1]	3,379,779	7,238,970
195,500	Liquidity Services, Inc. [1]	8,519,182	7,988,130
346,000	LivePerson, Inc. [1]	4,056,600	4,546,440
132,500	Rackspace Hosting, Inc. [1]	5,519,330	9,840,775

		27,323,329	33,611,730
	IT Consulting & Other Services (8.55%)
303,600	Acxiom Corp. [1]	4,454,209	5,300,856
65,500	Equinix, Inc. [1,4]	1,940,950	13,506,100
295,644	Gartner, Inc. [1]	6,778,657	13,605,537

		13,173,816	32,412,493
	Semiconductors (0.42%)
26,926	Mellanox Technologies Ltd. [1,2]	768,198	1,598,866
	Systems Software (5.17%)
111,000	Check Point Software Technologies Ltd. [1,2]	5,290,627	5,288,040
166,000	MICROS Systems, Inc. [1]	8,231,380	7,045,040
137,000	Red Hat, Inc. [1]	7,248,858	7,255,520

		20,770,865	19,588,600

Total Information Technology		104,312,484	139,265,812

Materials (3.16%)
	Fertilizers & Agricultural Chemicals (1.33%)
718,202	Agrinos AS (Mexico) [1,2]	5,190,409	5,039,787
	Specialty Chemicals (1.83%)
100,900	Cytec Industries, Inc.	6,474,257	6,944,947

Total Materials		11,664,666	11,984,734

Shares		Cost	Value

Common Stocks (continued)

Telecommunication Services (4.48%)
	Wireless Telecommunication Services (4.48%)
239,000	SBA Communications Corp., Cl A [1]	$5,128,221	$16,973,780

TOTAL COMMON STOCKS		293,883,751	371,146,730

Private Equity Investments (0.40%)

Health Care (0.39%)
	Health Care Technology (0.39%)
248,486	Castlight Health, Inc. [1,3,4,6]	1,500,001	1,500,001

Utilities (0.01%)
	Independent Power Producers
	& Energy Traders (0.01%)
550,661	Better Place, Inc., Series C Preferred [1,2,3,4,6]	2,500,001	22,026

TOTAL PRIVATE EQUITY INVESTMENTS		4,000,002	1,522,027

Principal Amount

Short Term Investments (1.65%)

$6,245,361	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2012, 0.01% due 1/2/2013; Proceeds at maturity - $6,245,365; (Fully collateralized by $6,090,000 U.S. Treasury Note, 1.75% due 5/31/2016; Market value - $6,370,621) [5]	6,245,361	6,245,361

TOTAL INVESTMENTS (100.00%)		$304,129,114	378,914,118

CASH AND OTHER ASSETS LESS
LIABILITIES (0.00%)			1,422

NET ASSETS			$378,915,540

RETAIL SHARES (Equivalent to $15.17 per share based on 19,831,839 shares outstanding)			$300,860,300

INSTITUTIONAL SHARES (Equivalent to $15.32 per share based on 5,095,369 shares outstanding)			$78,055,240

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2012, the market value of restricted and fair valued securities amounted to $1,522,027 or 0.40% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.04%)

Consumer Discretionary (25.09%)
	Advertising (1.35%)
16,960	Omnicom Group, Inc.	$744,802	$847,322
	Apparel, Accessories & Luxury Goods (2.44%)
10,212	Ralph Lauren Corp.	1,582,118	1,530,983
	Broadcasting (3.30%)
17,789	Liberty Media Corp., Cl A [1]	1,174,297	2,063,702
	Casinos & Gaming (3.23%)
17,988	Wynn Resorts Ltd.	2,168,746	2,023,470
	Education Services (1.30%)
41,724	New Oriental Education & Technology Group, ADR [2]	854,722	810,697
	Internet Retail (8.36%)
12,496	Amazon.com, Inc. [1]	2,049,181	3,138,246
3,382	priceline.com, Inc. [1]	1,920,593	2,100,898

		3,969,774	5,239,144
	Restaurants (5.11%)
20,371	Starbucks Corp.	1,089,583	1,092,293
31,778	YUM! Brands, Inc.	1,849,607	2,110,059

		2,939,190	3,202,352

Total Consumer Discretionary		13,433,649	15,717,670

Consumer Staples (1.57%)
	Hypermarkets & Super Centers (1.57%)
9,954	Costco Wholesale Corp.	641,343	983,157

Energy (2.66%)
	Oil & Gas Storage & Transportation (2.66%)
30,866	Golar LNG Ltd. [2]	1,256,089	1,135,252
17,774	Western Gas Equity Partners LP [1]	400,100	532,331

Total Energy		1,656,189	1,667,583

Financials (11.74%)
	Asset Management & Custody Banks (1.63%)
82,472	Cetip SA - Mercados
	Organizados (Brazil) [2]	1,112,411	1,022,693
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Diversified Banks (1.46%)
20,990	ICICI Bank Limited, ADR [2]	$729,245	$915,374
	Diversified Real Estate Activities (3.36%)
57,387	Brookfield Asset Management, Inc., Cl A [2]	1,749,799	2,103,234
	Specialized Finance (5.29%)
212,916	BM&FBOVESPA SA (Brazil) [2]	1,174,818	1,455,836
36,692	The CME Group, Inc.	1,893,452	1,860,651

		3,068,270	3,316,487

Total Financials		6,659,725	7,357,788

Health Care (6.19%)
	Health Care Equipment (2.40%)
3,067	Intuitive Surgical, Inc. [1]	1,041,750	1,503,965
	Life Sciences Tools & Services (3.79%)
42,692	Illumina, Inc. [1]	1,663,348	2,373,248

Total Health Care		2,705,098	3,877,213

Industrials (6.52%)
	Aerospace & Defense (1.50%)
4,946	Precision Castparts Corp.	810,502	936,871
	Research & Consulting Services (2.48%)
30,503	Verisk Analytics, Inc., Cl A [1]	1,203,478	1,555,653
	Trading Companies & Distributors (2.54%)
34,133	Fastenal Co.	885,614	1,593,670

Total Industrials		2,899,594	4,086,194

Information Technology (38.25%)
	Application Software (3.05%)
19,536	Citrix Systems, Inc. [1]	1,206,901	1,284,492
3,732	salesforce.com, inc. [1]	468,224	627,349

		1,675,125	1,911,841
	Communications Equipment (2.37%)
23,913	QUALCOMM, Inc.	1,411,633	1,483,084

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	Computer Hardware (6.25%)
7,345	Apple, Inc.	$1,887,418	$3,915,105
	Data Processing & Outsourced Services (7.22%)
4,043	MasterCard, Inc., Cl A	1,334,753	1,986,245
16,718	Visa, Inc., Cl A	1,572,890	2,534,115

		2,907,643	4,520,360
	Internet Software & Services (12.86%)
20,298	eBay, Inc. [1]	995,131	1,035,604
35,474	Facebook, Inc., Cl A [1]	984,685	944,673
5,019	Google, Inc., Cl A [1]	2,516,888	3,560,328
5,533	LinkedIn Corp., Cl A [1]	412,104	635,299
49,805	Millennial Media, Inc. [1]	647,465	624,057
16,902	Rackspace Hosting, Inc. [1]	725,513	1,255,311

		6,281,786	8,055,272
	IT Consulting & Other Services (3.53%)
10,738	Equinix, Inc. [1,4]	886,625	2,214,176
	Semiconductor Equipment (1.31%)
12,786	ASML Holding N.V. [2]	752,106	823,546
	Systems Software (1.66%)
19,654	Red Hat, Inc. [1]	977,799	1,040,876

Total Information Technology		16,780,135	23,964,260

Materials (6.02%)
	Diversified Chemicals (2.19%)
14,546	BASF SE (Germany) [2,5]	998,480	1,375,468
	Fertilizers & Agricultural Chemicals (3.83%)
25,353	Monsanto Co.	1,954,055	2,399,661

Total Materials		2,952,535	3,775,129

TOTAL COMMON STOCKS		47,728,268	61,428,994

Private Equity Investments (0.01%)

Utilities (0.01%)
	Independent Power Producers & Energy Traders (0.01%)
83,700	Better Place, Inc., Series C
	Preferred [1,2,3,4,6]	379,998	3,348

Principal
Amount		Cost	Value

Short Term Investments (5.20%)

$3,261,165	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2012, 0.01% due 1/2/2013; Proceeds at maturity - $3,261,167; (Fully collateralized by $3,180,000 U.S. Treasury Note, 1.75% due 5/31/2016; Market value - $3,326,531) [5]	$3,261,165	$3,261,165

TOTAL INVESTMENTS (103.25%)		$51,369,431	64,693,507

LIABILITIES LESS CASH AND OTHER ASSETS (-3.25%)			(2,037,927)

NET ASSETS			$62,655,580

RETAIL SHARES (Equivalent to $11.89 per share based on 3,111,756 shares outstanding)			$36,997,025

INSTITUTIONAL SHARES (Equivalent to $11.96 per share based on 2,145,913 shares outstanding)			$25,658,555

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2012, the market value of restricted and fair valued securities amounted to $3,348 or 0.01% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Investment Funds Trust	December 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies with market capitalization between $1 billion and $15 billion that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”).The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses a threshold of a 1% change in the S&P 500 Index when deciding whether to “fair value” its foreign securities. The Adviser uses an outside pricing service which utilizes a systematic methodology to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At December 31, 2012, the Funds did not have any securities on loan.

Baron Investment Funds Trust	December 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. RESTRICTED SECURITIES

At December 31, 2012, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2012, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	$7,020,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	22,015,415
Total Restricted Securities:		$29,035,415
(Cost $86,581,904) † (1.37% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Better Place, Inc., Series C Preferred	12/1/2011	$192,467
Castlight Health, Inc.	4/26/2012	4,999,998
Kerzner International Holdings Ltd., Cl A	9/27/2006	9,990,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	7,410,541
Total Restricted Securities:		$22,593,006
(Cost $109,475,996) †(0.39% of Net Assets)

	Baron Small Cap Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Viggle, Inc.	8/25/2011, 4/27/2012	$3,130,910
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	4,725,000
SFX Holding Corporation	6/6/2012	10,000,000
Warrants
Viggle, Inc. Warrants, Callable, Exp 4/27/2015	4/27/2012	0
Viggle, Inc. Warrants, Non-callable, Exp 8/22/2014	8/25/2011	40,000
Vitacost.com, Inc. Warrants, Exp 2/16/2015	2/17/2012	293,533
Total Restricted Securities:		$18,189,443
(Cost $58,030,234) †(0.43% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Better Place, Inc., Series C Preferred	12/1/2011	$22,026
Castlight Health, Inc.	4/26/2012	1,500,001
Total Restricted Securities:		$1,522,027
(Cost $4,000,002) †(0.40% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Better Place, Inc., Series C Preferred	12/1/2011	$3,348
(Cost $379,998) (0.01% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Investment Funds Trust	December 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•
Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$2,060,700,327	$–	$–	$2,060,700,327
Private Equity Investments †	–	–	29,035,415	29,035,415
Short Term Investments	–	38,914,661	–	38,914,661
Total Investments	$2,060,700,327	$38,914,661	$29,035,415	$2,128,650,403

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2012. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2012.

	Baron Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$5,496,649,050	$76,755,098	$–	$5,573,404,148
Private Equity Investments †	–	–	22,593,006	22,593,006
Short Term Investments	–	125,816,917	–	125,816,917
Total Investments	$5,496,649,050	$202,572,015	$22,593,006	$5,721,814,071

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2012. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2012.

† See Schedules of Investments for additional detailed categorizations.

Baron Investment Funds Trust	December 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Small Cap Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$4,122,341,266	$3,130,910	$–	$4,125,472,176
Private Equity Investments †	–	–	14,725,000	14,725,000
Warrants †	–	333,533	–	333,533
Short Term Investments	–	58,449,600	–	58,449,600
Total Investments	$4,122,341,266	$61,914,043	$14,725,000	$4,198,980,309

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2012. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2012.

	Baron Opportunity Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$371,146,730	$–	$–	$371,146,730
Private Equity Investments †	–	–	1,522,027	1,522,027
Short Term Investments	–	6,245,361	–	6,245,361
Total Investments	$371,146,730	$6,245,361	$1,522,027	$378,914,118

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2012. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2012.

	Baron Fifth Avenue Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$60,053,526	$1,375,468	$–	$61,428,994
Private Equity Investments	–	–	3,348	3,348
Short Term Investments	–	3,261,165	–	3,261,165
Total Investments	$60,053,526	$4,636,633	$3.348	$64,693,507

The fair value of Level 2 investments at September 30, 2012 was $1,961,394. $1,375,468 was transferred out of Level 1 into Level 2 at December 31, 2012 as a result of adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

† See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2012	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2012	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2012

Private Equity Investments
Consumer Discretionary	$8,944,000	$–	$–	$(1,924,000)	$–	$–	$–	$–	$7,020,000	$(1,924,000)
Financials	23,708,908	–	–	(1,693,493)	–	–	–	–	22,015,415	(1,693,493)

Total	$32,652,908	$–	$–	$(3,617,493)	$–	$–	$–	$–	$29,035,415	$(3,617,493)

Baron Investment Funds Trust	December 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2012	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2012	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2012

Private Equity Investments
Consumer Discretionary	$12,728,000	$–	$–	$(2,738,000)	$–	$–	$–	$–	$9,990,000	$(2,738,000)
Financials	7,980,583	–	–	(570,042)	–	–	–	–	7,410,541	(570,042)
Health Care	4,999,998	–	–	–	–	–	–	–	4,999.998	–
Utilities	21,845,000	–	–	(21,652,533)	–	–	–	–	192,467	(21,652,533)

Total	$47,553,581	$–	$–	$(24,960,575)	$–	$–	$–	$–	$22,593,006	$(24,960,575)

	Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2012	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2012	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2012

Private Equity Investments
Consumer Discretionary	$11,020,000	$–	$–	$(1,295,000)	$5,000,000	$–	$–	$–	$14,725,000	$(1,295,000)

Total	$11,020,000	$–	$–	$(1,295,000)	$5,000,000	$–	$–	$–	$14,725,000	$(1,295,000)

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2012	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2012	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2012

Private Equity Investments
Health Care	$1,500,001	$–	$–	$–	$–	$–	$–	$–	$1,500,001	$–
Utilities	2,500,001	–	–	(2,477,975)	–	–	–	–	22,026	(2,477,975)

Total	$4,000,002	$–	$–	$(2,477,975)	$–	$–	$–	$–	$1,522,027	$(2,477,975)

	Baron Fifth Avenue Growth Fund
Investments in Securities	Balance as of September 30, 2012	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2012	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2012

Private Equity Investments
Utilities	$379,998	$–	$–	$(376,650)	$–	$–	$–	$–	$3,348	$(376,650)

Total	$379,998	$–	$–	$(376,650)	$–	$–	$–	$–	$3,348	$(376,650)

Baron Investment Funds Trust	December 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

Significant unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of December 31, 2012, were as follows:

Baron Asset Fund

Sector	Company	Fair Value as of December 31, 2012	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2012	Range used on December 31, 2012
Private Equity Investments: Financials	Windy City Investments Holdings, L.L.C.	$22,015,415	Combination of Market Comparables and Option Pricing methods	Estimated volatility of the returns of the enterprise value (1)	6.16%	6.16%
				Discount for lack of marketability	5.37%	5.37%
				EV/Run Rate EBITDA Multiple (2)	9.67x	7.2x to 11.0x
				Adjustment to the EBITDA Multiple due to leverage (2)	10.6%	10.6%
				Change in the composite equity index of comparable companies	1.18%	0.73% to 1.97%

(1) The volatility was derived using the historical returns of the publicly traded debt of Nuveen Investments, Inc. and the historical returns of the equity of comparable public companies. Nuveen Investments, Inc. is the sole asset of Windy City Investments Holdings, L.L.C.

(2)The multiple was derived as a simple average of the multiples of comparable companies. The derived EBITDA multiple was increased by 10.6% to 9.67x. This increase adjusts for leverage, as Nuveen Investments, Inc. is more levered than its comparable companies.

A significant change in the EV/Run Rate EBITDA Multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2012, the components of net assets on a tax basis were substantially as follows:

					Baron Fifth
			Baron	Baron	Avenue
	Baron Asset	Baron Growth	Small Cap	Opportunity	Growth
	Fund	Fund	Fund	Fund	Fund

Cost of investments	$1,150,075,135	$3,296,072,885	$2,742,048,284	$304,129,114	$51,369,431

Unrealized appreciation	$1,045,379,268	$2,550,531,289	$1,613,423,959	$83,787,438	$14,247,938
Unrealized depreciation	(66,804,000)	(124,790,103)	(156,491,934)	(9,002,434)	(923,862)

Net unrealized appreciation	$978,575,268	$2,425,741,186	$1,456,932,025	$74,785,004	$13,324,076

Baron Investment Funds Trust	December 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

6. TRANSACTIONS IN “AFFILIATED” COMPANIES 1

Baron Growth Fund
Name of Issuer	Value at September 30, 2012	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/(Losses)	Shares Held at December 31, 2012	Value at December 31, 2012

“Affiliated” Company as of December 31, 2012:
Ameristar Casinos, Inc.	$35,600,000	$–	$–	$16,880,000	$–	2,000,000	$52,480,000
Choice Hotels International, Inc.	96,209,925	–	–	4,902,225	–	3,007,500	101,112,150
DeVry, Inc.	74,539,000	–	544,590	3,069,783	58,307	3,250,000	77,122,500
Manchester United plc	–	36,731,899	–	1,540,132	–	2,723,988	38,272,031
Vail Resorts, Inc.	115,631,487	–	–	(7,140,470)	–	2,005,750	108,491,017

	$321,980,412	$36,731,899	$544,590	$19,251,670	$58,307		$377,477,698

No Longer an “Affiliated” Company as of December 31, 2012:
Cymer, Inc.	$82,501,165	$–	$36,865,824	$44,183,107	$18,697,552	1,200,000	$108,516,000

	$82,501,165	$–	$36,865,824	$44,183,107	$18,697,552		$108,516,000

Baron Small Cap Fund

Name of Issuer	Value at September 30, 2012	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/(Losses)	Shares Held at December 31, 2012	Value at December 31, 2012

“Affiliated” Company as of December 31, 2012:
BJ’s Restaurants, Inc.	$36,280,000	$32,265,623	$–	$(10,970,623)	$–	1,750,000	$57,575,000
Bravo Brio Restaurant Group, Inc.	23,280,000	–	–	(1,792,000)	–	1,600,000	21,488,000
The Chefs’ Warehouse, Inc.	28,665,000	–	–	(997,500)	–	1,750,000	27,667,500
Chesapeake Lodging Trust	39,740,000	–	–	2,020,000	–	2,000,000	41,760,000
Globe Specialty Metals, Inc.	60,880,000	–	–	(5,880,000)	–	4,000,000	55,000,000
The KEYW Holding Corp.	37,500,000	–	–	570,000	–	3,000,000	38,070,000
Mercury Systems, Inc.	18,585,000	–	–	(2,485,000)	–	1,750,000	16,100,000
Susser Petroleum Partners LP	21,622,907	6,108,193	–	1,202,900	–	1,150,000	28,934,000
Viggle, Inc.	4,734,546	–	–	(1,603,636)		2,545,455	3,130,910
Viggle, Inc., Warrants, Callable, Exp 4/27/2015	–	–	–	–	–	545,455	–
Viggle, Inc., Warrants, Non- callable, Exp 8/22/2014	180,000	–	–	(140,000)	–	2,000,000	40,000
Vitacost.com, Inc.	20,578,839	–	–	–	–	3,035,227	20,578,839
Vitacost.com, Inc. Warrants, Exp 2/16/2015	363,884	–	–	(70,351)	–	242,589	293,533
XPO Logistics, Inc.	14,688,000	–	–	6,168,000	–	1,200,000	20,856,000

	$307,098,176	$38,373,816	$–	$(13,978,210)	$–		$331,493,782

No Longer an “Affiliated” Company as of December 31, 2012:
Rogers Corp.
	$42,360,000	$–	$10,684,124	$6,589,755	$(1,020,631)	750,000	$37,245,000

	$42,360,000	$–	$10,684,124	$6,589,755	$(1,020,631)		$37,245,000

[1]	An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three month period ended December 31, 2012.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: February 19, 2013